Special Opportunities Fund, Inc.
Portfolio of Investments
September 30, 2021 (Unaudited)

INVESTMENT COMPANIES - 51.85%	Shares	Value
Closed-End Funds - 44.33%
Aberdeen Japan Equity Fund, Inc.	114,992	$1,121,172
Adams Diversified Equity Fund, Inc.	209,433	4,146,773
Apollo Senior Floating Rate Fund, Inc.	107,982	1,706,116
Apollo Tactical Income Fund, Inc.	170,405	2,695,807
ASA Gold and Precious Metals Ltd. (f)	13,645	257,754
Boulder Growth & Income Fund, Inc.	800,980	10,500,848
Central and Eastern Europe Fund, Inc.	14,952	431,664
Central Securities Corp.	400,000	16,900,000
Cushing MLP & Infrastructure Total Return Fund	26,251	834,519
Delaware Enhanced Global Dividend & Income Fund	38,320	387,810
Dividend and Income Fund	350,673	5,112,812
First Eagle Senior Loan Fund Escrow (a)(c)(e)(g)	154,904	164,198
Gabelli Multimedia Trust, Inc.	5,955	54,369
General American Investors Co., Inc.	287,339	12,372,817
High Income Securities Fund	100	876
Highland Global Allocation Fund	145,823	1,325,531
Highland Income Fund	325,514	3,505,786
Invesco Dynamic Credit Opportunities Fund	85,500	1,000,350
Japan Smaller Capitalization Fund, Inc.	139,153	1,259,335
Liberty All Star Equity Fund	65,000	559,000
Miller/Howard High Dividend Fund	52,789	519,444
Morgan Stanley Emerging Markets Debt Fund, Inc.	440,159	4,009,849
Nuveen Diversified Dividend and Income Fund	40,426	419,218
Nuveen Short Duration Credit Opportunities Fund	94,855	1,432,311
PGIM Global High Yield Fund, Inc.	68,996	1,062,538
RiverNorth Opportunities Fund, Inc.	12,352	209,984
Royce Micro-Cap Trust, Inc.	8,934	102,026
Saba Capital Income & Opportunities Fund	647,033	2,944,000
Salient Midstream & MLP Fund	2,905	18,447
Taiwan Fund, Inc.	199,247	7,015,487
Templeton Global Income Fund	368,736	1,983,800
The New Ireland Fund, Inc.	88,006	1,084,234
The Swiss Helvetia Fund, Inc.	125,797	1,154,817
Tortoise Energy Independence Fund, Inc.	55,315	1,196,463
Tortoise Power and Energy Infrastructure Fund, Inc.	208,356	2,758,633
Vertical Capital Income Fund	310,486	3,256,998
		93,505,786
Business Development Companies - 7.52%
Barings BDC, Inc.	429,080	4,728,462
FS KKR Capital Corp.	67,604	1,489,992
PennantPark Investment Corp.	27,600	179,124
Portman Ridge Finance Corp.	45,670	1,112,064
SuRo Capital Corp.	646,179	8,342,169
		15,851,811
Total Investment Companies (Cost $86,509,370)		109,357,597

TRUST CERTIFICATES - 0.03%
Lamington Road Grantor Trust (a)(c)(f)	320,690	70,568
Total Trust Certificates (Cost $92,870)		70,568

PREFERRED STOCKS - 6.03%
Capital Markets - 0.35%
B. Riley Financial, Inc., 6.375%	28,000	728,000
Closed-End Funds - 0.23%
NexPoint Strategic Opportunities Fund - Series A, 5.500%	22,324	494,477
Electrical Equipment - 0.99%
Babcock & Wilcox Enterprises, Inc., 8.125%	80,000	2,092,800

Entertainment - 0.54%
Chicken Soup For The Soul Entertainment, Inc., 9.500%	43,270	1,138,866
Internet & Direct Marketing Retail - 0.58%
iMedia Brands, Inc., 8.500%	50,000	1,215,500
Real Estate Investment Trusts - 3.34%
Brookfield DTLA Fund Office Trust Investor, Inc. - Series A, 7.625%	171,723	2,440,184
Sachem Capital Corp., 7.125%	60,000	1,514,700
Sachem Capital Corp., 7.750%	120,000	3,093,000
		7,047,884
Total Preferred Stocks (Cost $14,425,332)		12,717,527

OTHER COMMON STOCKS - 6.21%
Food & Staples Retailing - 0.46%
Village Super Market, Inc.	44,607	967,080
Oil, Gas & Consumable Fuels - 1.26%
Texas Pacific Land Corp.	2,200	2,660,592
Real Estate Investment Trusts - 3.73%
Indus Realty Trust, Inc.	55,874	3,916,767
Monmouth Real Estate Investment Corp. - Class A	60,000	1,119,000
RMR Mortgage Trust	267,127	2,754,079
Tremont Mortgage Trust	13,500	71,415
		7,861,261
Real Estate Management & Development - 0.68%
Howard Hughes Corp. (a)	12,000	1,053,720
Trinity Place Holdings, Inc. (a)	190,851	374,068
		1,427,788
Software - 0.08%
Synchronoss Technologies, Inc. (a)	75,000	180,000
Total Other Common Stocks (Cost $14,574,779)		13,096,721

	Shares/Units
SPECIAL PURPOSE ACQUISITION VEHICLES - 29.79% (a)
7GC & Co. Holdings, Inc.	300	2,919
ABG Acquisition Corp. I (f)	15,000	146,100
Alkuri Global Acquisition Corp.	46,248	461,093
AltC Acquisition Corp.	100,000	981,000
ArcLight Clean Transition Corp. II Units (f)	1,000	9,840
Ares Acquisition Corp. Units (f)	100,000	990,020
Austerlitz Acquisition Corp. I (f)	50,000	497,000
Austerlitz Acquisition Corp. II (f)	100,000	975,000
B Riley Principal 150 Merger Corp.	52,500	511,875
B Riley Principal 250 Merger Corp.	99,999	965,990
B Riley Principal 250 Merger Corp. Units	1	10
Big Sky Growth Partners, Inc. Units	111,780	1,115,564
Bridgetown 2 Holdings Ltd. (f)	64,738	641,554
CC Neuberger Principal Holdings II Units (f)	104,700	1,052,235
Cerberus Telecom Acquisition Corp. (c)(f)	50,000	500,000
CF Acquisition Corp. VI Units	149,400	1,471,590
CF Acquisition Corp. VIII Units	34,000	344,760
Churchill Capital Corp. V	105,728	1,034,020
Churchill Capital Corp. VI	81,000	791,370
Churchill Capital Corp. VII	124,920	1,214,222
Colombier Acquisition Corp. Units	100,000	987,000
Corner Growth Acquisition Corp. Units (f)	1	10
Corner Growth Acquisition Corp. (f)	99,999	975,990
Corner Growth Acquisition Corp. 2 Units (f)	39,800	396,010
DFP Healthcare Acquisitions Corp.	216,600	2,153,004
Dragoneer Growth Opportunities Corp. III (f)	1,000	9,800
DTRT Health Acquisition Corp. Units	76,250	770,155
EdtechX Holdings Acquisition Corp. II	111,000	1,107,780
FAST Acquisition Corp. II Units	1	10
FAST Acquisition Corp. II	128,348	1,244,976
FinTech Acquisition Corp. VI Units	100,000	1,000,000
Fortress Value Acquisition Corp. IV	53,000	516,220
Forum Merger IV Corp.	96,900	945,744
FS Development Corp. II	20,000	199,000

FTAC Hera Acquisition Corp. (f)	142,000	1,383,080
Fusion Acquisition Corp. II	139,998	1,359,381
G Squared Ascend II, Inc. Units (f)	68,000	683,400
GigCapital4, Inc.	60,999	601,450
GigInternational1, Inc.	141,812	1,399,684
GO Acquisition Corp.	150,999	1,481,300
Golden Falcon Acquisition Corp. Units	25,000	250,375
Gores Guggenheim, Inc.	86,680	885,870
Graf Acquisition Corp. IV Units	100,000	988,000
GX Acquisition Corp. II	150,000	1,449,000
Haymaker Acquisition Corp. III	106,084	1,032,728
Healthcare Services Acquisition Corp. Units	100,000	992,000
Ibere Pharmaceuticals Units (f)	15,000	149,925
Insight Acquisition Corp. Units	25,000	248,750
Jack Creek Investment Corp. Units (f)	81,378	817,849
KKR Acquisition Holdings I Corp.	100,000	975,000
Landcadia Holdings IV, Inc.	100,000	974,000
Leo Holdings Corp. II Units (f)	49,235	485,949
Lionheart Acquisition Corp. II	50,594	501,387
Live Oak Crestview Climate Acquisition Corp. Units	1,621	15,902
Longview Acquisition Corp. II	44,540	440,501
M3-Brigade Acquisition II Corp.	57,750	572,302
Macondray Capital Acquisition Corp. I Units (f)	72,229	720,845
Marlin Technology Corp. Units (f)	17,200	172,000
MCAP Acquisition Corp.	67,398	665,218
Northern Star Investment Corp. III	106,998	1,042,161
Northern Star Investment Corp. IV	52,998	519,380
Oaktree Acquisition Corp. II (f)	100,000	980,000
Oxbridge Acquisition Corp. Units (f)	50,000	512,000
Periphas Capital Partnering Corp. Units	2,980	73,546
Pioneer Merger Corp. (f)	50,100	497,493
Property Solutions Acquisition Corp. II Units	70,000	693,000
PWP Forward Acquisition Corp. I	50,000	481,000
Roman DBDR Tech Acquisition Corp.	75,000	758,250
SilverBox Engaged Merger Corp. I Units	112,450	1,116,629
Social Capital Suvretta Holdings Corp. I (f)	50,000	497,500
Social Capital Suvretta Holdings Corp. II (f)	50,000	494,000
Social Capital Suvretta Holdings Corp. III (f)	50,000	490,000
Social Capital Suvretta Holdings Corp. IV (f)	50,000	490,500
Software Acquisition Group, Inc. III Units	110,700	1,118,070
Spartacus Acquisition Corp.	185,140	1,873,617
Spartan Acquisition Corp. III	75,016	741,158
StoneBridge Acquisition Corp. Units (f)	50,400	508,032
Tailwind Two Acquisition Corp. Units (f)	70,000	696,500
Tekkorp Digital Acquisition Corp. (f)	33,200	326,024
Thimble Point Acquisition Corp.	89,775	892,364
Tishman Speyer Innovation Corp. II Units	93,530	935,300
Yellowstone Acquisition Co.	140,020	1,421,203
Yucaipa Acquisition Corp. (f)	174,999	1,728,990
Z-Work Acquisition Corp.	72,000	701,280
Total Special Purpose Acquisition Vehicles (Cost $62,268,842)		62,845,754

	Principal
	Amount
CORPORATE OBLIGATIONS - 1.82%
Lamington Road DAC (b)(c)(f)
5.000%, 04/07/2121	$3,258,653	2,345,676
9.750%, 04/07/2121	1,708,119	1,494,604
Total Corporate Obligations (Cost $4,713,932)		3,840,280

	Shares
WARRANTS - 0.71% (a)
Agba Acquisition Ltd.
Expiration: May 2024	51,750	11,333
Exercise Price: $11.50 (f)

Alberton Acquisition Corp.
Expiration: November 2023	36,300	13,794
Exercise Price: $11.50 (f)
Alkuri Global Acquisition Corp.
Expiration: January 2028	11,562	16,418
Exercise Price: $11.50
Archer Aviation, Inc.
Expiration: September 2026	23,333	37,100
Exercise Price: $11.50
Authentic Equity Acquisition Corp.
Expiration: December 2027	54,000	36,720
Exercise Price: $11.50 (f)
B Riley Principal 150 Merger Corp.
Expiration: March 2028	17,500	13,517
Exercise Price: $11.50
B Riley Principal 250 Merger Corp.
Expiration: December 2027	33,333	23,333
Exercise Price: $11.50
CHP Merger Corp.
Expiration: November 2024	50,000	27,500
Exercise Price: $11.50
Churchill Capital Corp. V
Expiration: October 2027	26,432	34,362
Exercise Price: $11.50
Churchill Capital Corp. VI
Expiration: December 2027	16,200	19,440
Exercise Price: $11.50
Churchill Capital Corp. VII
Expiration: February 2028	24,984	22,988
Exercise Price: $11.50
Corner Growth Acquisition Corp.
Expiration: December 2027	33,333	26,666
Exercise Price: $11.50 (f)
DFP Healthcare Acquisitions Corp.
Expiration: June 2026	54,150	66,605
Exercise Price: $11.50
Dune Acquisition Corp.
Expiration: October 2027	19,300	12,526
Exercise Price: $11.50
EdtechX Holdings Acquisition Corp. II
Expiration: June 2027	55,500	28,866
Exercise Price: $11.50
FAST Acquisition Corp. II
Expiration: March 2026	32,087	29,199
Exercise Price: $11.50
Fortress Value Acquisition Corp. IV
Expiration: March 2028	6,625	5,366
Exercise Price: $11.50
Forum Merger IV Corp.
Expiration: December 2027	24,225	25,316
Exercise Price: $11.50
FTAC Hera Acquisition Corp.
Expiration: December 2027	35,500	36,565
Exercise Price: $11.50 (f)
Fusion Acquisition Corp. II
Expiration: December 2027	46,666	30,342
Exercise Price: $11.50
GigCapital4, Inc.
Expiration: December 2028	20,333	21,350
Exercise Price: $11.50
GigInternational1, Inc.
Expiration: December 2028	70,906	59,561
Exercise Price: $11.50
GO Acquisition Corp.
Expiration: August 2027	50,333	37,015
Exercise Price: $11.50

Gores Guggenheim, Inc.
Expiration: December 2027	20,000	41,600
Exercise Price: $11.50
GX Acquisition Corp. II
Expiration: December 2028	50,000	25,790
Exercise Price: $11.50
Haymaker Acquisition Corp. III
Expiration: February 2027	26,521	21,219
Exercise Price: $11.50
IG Acquisition Corp.
Expiration: October 2027	88,173	72,302
Exercise Price: $11.50
Jasper Therapeutics, Inc.
Expiration: December 2026	7,129	10,551
Exercise Price: $11.50
KKR Acquisition Holdings I Corp.
Expiration: December 2027	25,000	23,998
Exercise Price: $11.50
Lamington Road
Expiration: July 2025	640,000	0
Exercise Price: $0.20 (c)(e)(f)
Landcadia Holdings IV, Inc.
Expiration: December 2028	25,000	25,000
Exercise Price: $11.50
Lionheart Acquisition Corp. II
Expiration: February 2026	25,297	21,755
Exercise Price: $11.50
Longview Acquisition Corp. II
Expiration: May 2026	8,908	11,499
Exercise Price: $11.50
M3-Brigade Acquisition II Corp.
Expiration: December 2027	19,250	25,795
Exercise Price: $11.50
MCAP Acquisition Corp.
Expiration: December 2027	22,466	24,263
Exercise Price: $11.50
Northern Star Investment Corp. III
Expiration: February 2028	17,833	17,656
Exercise Price: $11.50
Northern Star Investment Corp. IV
Expiration: December 2027	8,833	7,861
Exercise Price: $11.50
Oaktree Acquisition Corp. II
Expiration: September 2027	25,000	22,500
Exercise Price: $11.50 (f)
PWP Forward Acquisition Corp. I
Expiration: March 2026	10,000	8,201
Exercise Price: $11.50
Quantum FinTech Acquisition Corp.
Expiration: December 2027	114,775	30,989
Exercise Price: $11.50
Roman DBDR Tech Acquisition Corp.
Expiration: October 2025	18,800	30,268
Exercise Price: $11.50
Seaport Global Acquisition Corp.
Expiration: December 2025	43,125	40,538
Exercise Price: $11.50
Shapeways Holdings, Inc.
Expiration: October 2026	100,000	99,000
Exercise Price: $11.50
Spartacus Acquisition Corp.
Expiration: October 2027	46,486	73,913
Exercise Price: $11.50

Spartan Acquisition Corp. III
Expiration: February 2026	18,754	20,629
Exercise Price: $11.50
Thimble Point Acquisition Corp.
Expiration: February 2026	29,925	28,429
Exercise Price: $11.50
Yellowstone Acquisition Co.
Expiration: October 2025	95,010	89,309
Exercise Price: $11.50
Yucaipa Acquisition Corp.
Expiration: August 2025	58,333	61,833
Exercise Price: $11.50 (f)
Z-Work Acquisition Corp.
Expiration: January 2026	24,000	15,360
Exercise Price: $11.50
Total Warrants (Cost $1,627,050)		1,486,140

RIGHTS - 0.04% (a)
Agba Acquisition Ltd. (f)	25,000	6,330
Alberton Acquisition Corp. (Expiration: October 26, 2021) (f)	70,000	33,250
Angel Oak Financial Strategies Income Term Trust (a)	29,202	6,278
High Income Securities Fund (Expiration: October 22, 2021) (c)	100	0
Mexico Equity and Income Fund, Inc. (Expiration Date: October 1, 2021) (c)	100	0
Nocturne Acquisition Corp. (f)	75,000	31,500
RiverNorth Opportunities Fund, Inc. (Expiration: November 5, 2021)	28,600	5,148
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (Expiration Date: October 1, 2021)	102	1
Total Rights (Cost $56,337)		82,507

MONEY MARKET FUNDS - 3.52%
Fidelity Institutional Government Portfolio - Class I, 0.010% (d)	3,716,149	3,716,149
Invesco Treasury Portfolio - Institutional Class, 0.010% (d)	3,716,149	3,716,149
Total Money Market Funds (Cost $7,432,298)		7,432,298

Total Investments (Cost $191,700,810) - 100.00%		210,929,392
Other Assets in Excess of Liabilities - 0.00%		7,116
TOTAL NET ASSETS - 100.00%		$210,936,508

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The coupon rate shown represents the rate at September 30, 2021.
(c)	Fair valued securities. The total market value of these securities was $4,575,046, representing 2.17% of net assets. Value determined using significant unobservable inputs.
(d)	The rate shown represents the seven-day yield at September 30, 2021.
(e)	Illiquid securities. The total market value of these securities was $164,198, representing 0.08% of net assets.
(f)	Foreign-issued security.
(g)	Security currently undergoing a full liquidation.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedule of investments.

Valuation of investments—The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices or if not available the most recent bid price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source or a broker-dealer for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. Factors for other securities may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities may be fair valued. U.S. and foreign debt securities including short-term debt instruments having a maturity of 60 days or less shall be valued in accordance with the price supplied by a Pricing Service using the evaluated bid price. Money market mutual funds, demand notes and repurchase agreements are valued at cost, unless the Board or its delegate determines that this does not represent fair value.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The significant unobservable inputs used in the fair value measurement of the Fund’s Level 3 investments are listed in the table of valuation techniques and inputs. Significant changes in any of these inputs in isolation may result in a change in fair value measurement.

In accordance with procedures established by the Fund’s Board of Directors, the Adviser shall initially value non-publicly-traded securities (for which a current market value is not readily available) at their acquisition cost less related expenses, where identifiable, unless and until the Adviser determines that such value does not represent fair value.

The Adviser sends a memorandum to the Chairman of the Valuation Committee with respect to any non-publicly-traded securities that are valued using a method other than cost detailing the reason, factors considered, and impact on the Fund’s NAV. If the Chairman determines that such fair valuation(s) require the involvement of the Valuation Committee, a special meeting of the Valuation Committee is called as soon as practicable to discuss such fair valuation(s). The Valuation Committee of the Board consists of at least two non-interested Directors, as defined by the Investment Company Act of 1940.

In addition to special meetings, the Valuation Committee meets prior to each regular quarterly Board meeting. At each quarterly meeting, the Adviser delivers a written report (the “Quarterly Report”) regarding any recommendations of fair valuation during the past quarter, including fair valuations which have not changed. The Valuation Committee reviews the Quarterly Report, discusses the valuation of the fair valued securities with appropriate levels of representatives from the Adviser’s management, and, unless more information is required, approves the valuation of fair valued securities.

The Valuation Committee also reviews other interim reports as necessary.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)	(Level 2)	(Level 3)*	Total
Investment Companies
Closed-End Funds	$93,347,866	$-	$164,198	$93,512,064
Business Development Companies	15,851,811	-	-	15,851,811
Trust Certificates	-	-	70,568	70,568
Preferred Stocks
Capital Markets	728,000	-	-	728,000
Electrical Equipment	2,092,800	-	-	2,092,800
Entertainment	1,138,866	-	-	1,138,866
Internet & Direct Marketing Retail	1,215,500	-	-	1,215,500
Other Investment Pools and Funds	494,477	-	-	494,477
Real Estate Investment Trusts	7,047,884	-	-	7,047,884
Other Common Stocks
Food & Staples Retailing	967,080	-	-	967,080
Oil, Gas & Consumable Fuels	2,660,592	-	-	2,660,592
Real Estate Investment Trusts	7,861,261	-	-	7,861,261
Real Estate Management & Development	1,427,788	-	-	1,427,788
Software	180,000	-	-	180,000
Special Purpose Acquisition Vehicles	56,309,220	6,036,534	500,000	62,845,754
Corporate Obligations	-	-	3,840,280	3,840,280
Warrants	1,315,775	170,365	0	1,486,140
Rights	76,229	-	0	76,229
Money Market Funds	7,432,298	-	-	7,432,298
Total	$200,147,447	$6,206,899	$4,575,046	$210,929,392

*The Fund measures Level 3 activity as of the beginning and end of each financial reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category	Closed-End Funds	Trust Certificates	Special Purpose Acquisition Vehicles	Corporate Obligations	Rights	Warrants
Balance as of 12/31/2020	$-	$-	$-	$1,400,000	$-	$0
Acquisitions	1,344,325	-	280,886	69,578	0	-
Dispositions	-	-	(1,439,180)	-	-	-
Transfers into (out of) Level 3	861,390	-	-	-	-	-
Accretion/Amortization	-	-	-	(2,171)	-	-
Corporate Actions	(2,267,795)	92,870	1,586,396	3,046,525	-	-
Realized Gain (Loss)	143,156	-	60,425	-	-	-
Change in unrealized appreciation (depreciation)	83,122	(22,302)	11,473	(673,652)	-	-
Balance as of 9/30/2021	$164,198	$70,568	$500,000	$3,840,280	$0	$0
Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2021	$164,198	$(22,302)	$11,473	$(873,652)	$-	$-

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2021:

Category	Fair Value September 30, 2021	Valuation Methodologies	Unobservable Inputs	Range	Impact to valuation from an increase to input
Closed End Funds	$164,198	Reported NAV, Last Market Price Discount to NAV	Market Price Discount to NAV	$1.06-15.79	Discount - Decrease
Trust Certificates	70,568	Last Traded Price	Market Assessments	0.2201	Significant changes in market conditions could result in direct and proportional changes in the fair value of the security
Special Purpose Acquisition Vehicles	500,000	Company-Specific Information	Cash per Share in the Trust Account	9.29-10.16	Increase
Corporate Obligations	3,840,280	Company-Specific Information	Terms of the Note/ Financial Assessments/ Company Announcements	71.983-87.50
Significant changes in company’s financials, changes to the terms of the notes or changes to the general business conditions impacting the company’s business may result in changes to the fair value of the securities

Rights	0	Company-Specific Information	Non-Transferrable Terms of the Rights/Limited Duration of Rights	0.00	Increase in Duration of Rights would Increase Valuation
Warrants	0	Last Traded Price	Market Assessments	0.00	Significant changes in market conditions could result in direct and proportional changes in the fair value of the security